Share-Based Compensation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) [Line Items]
Percentage of exercise price to fair market value of common stock		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Percentage of voting power		10.00%
Maximum Percentage Of Fair Market Value Of Common Stock		110.00%
Exercise of stock options			$ 1,000
Unrecognized share related to unvested stock options		$ 66,109
Weighted average remaining recognition period	1 year 8 months 12 days	1 year 10 months 24 days
Equity Option [Member]
Share-Based Compensation (Details) [Line Items]
Exercise of stock options			$ 1,175
2014 Equity Incentive Plan (the “2014 Plan”) [Member]
Share-Based Compensation (Details) [Line Items]
Number of shares issuance		2,200,000
Term of stock option granted		10 years